Components of Accrued Expenses and Other Payables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Payables and Accruals [Abstract]
Payroll and welfare payables	$ 32,618	¥ 224,265	¥ 197,171
Value-added tax and other taxes payable	2,463	16,931	16,951
Payables for office supplies and utilities	3,159	21,719	29,488
Payables for the purchase of property and equipment	30,181	207,512	185,594
Payables for the purchase of intangible assets	666	4,576	3,706
Accrued service fees	6,053	41,618	52,090
Interest payables	7,909	54,376	57,359
Liability classified RSU	723	4,970	11,865
Payables for acquisitions	6,946	47,755	47,755
Payables for litigation settlement			9,801
Others	5,176	35,598	45,353
Accrued expenses and other payables	$ 95,894	¥ 659,320	¥ 657,133